Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2020 Fund	May 30, 2024
Fidelity Freedom 2020 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	13.17%
Past 5 years	6.92%
Since Inception	5.45%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.99%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	5.44%

[1]	A From June 7, 2017 .